Equity - Unrealized Gain or Loss on Financial Assets at FVOCI (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019	Jan. 01, 2018
Beginning balance	$ 538	$ 0
Effect of retrospective application of IFRS 9			$ 0	$ 883
Unrealized gain (loss) for the year
Equity instruments	197	(345)
Ending balance	735	538
IFRS 9 [Member]
Beginning balance	$ 538	883
Unrealized gain (loss) for the year
Ending balance		$ 538